Provisions for Asset Retirement, Environmental and Other Obligations - Summary of Sensitivity of Asset Retirement Obligations to Changes in Discount Rate and Inflation Rate on Recorded Liability (Detail)
$ in Millions
Dec. 31, 2017 USD ($)
Potash [member]
Disclosure of asset retirement obligations [Line Items]
Undiscounted cash flows	$ 1,017
Discounted Cash Flows	114
+0.5% Discount Rate	(25)
-0.5% Discount Rate	37
+0.5% Inflation Rate	39
-0.5% Inflation Rate	(27)
Nitrogen [member]
Disclosure of asset retirement obligations [Line Items]
Undiscounted cash flows	62
Discounted Cash Flows	3
+0.5% Discount Rate	(1)
-0.5% Discount Rate	1
+0.5% Inflation Rate	1
-0.5% Inflation Rate	(1)
Phosphate [member]
Disclosure of asset retirement obligations [Line Items]
Undiscounted cash flows	954
Discounted Cash Flows	608
+0.5% Discount Rate	(36)
-0.5% Discount Rate	42
+0.5% Inflation Rate	43
-0.5% Inflation Rate	$ (37)